Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Initial Public Offering [Abstract]
Initial Public Offering

Note 3 — Initial Public Offering

Pursuant to the Initial Public Offering, the Company sold 30,015,000 Units at a purchase price of $10.00 per Unit, which includes the full exercise by the underwriters of their over-allotment option in the amount of 3,915,000 Units at $10.00 per Unit. Each Unit consists of one share of the Company's Class A common stock, $0.0001 par value, and one-half of one redeemable warrant (each, a "Warrant" and, collectively, the "Warrants"). Each whole Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share. No fractional warrants will be issued upon separation of the Units and only whole Warrants will trade. Each Warrant will become exercisable on the later of 30 days after the completion of the Company's Initial Business Combination or 12 months from the closing of the Initial Public Offering, and will expire five years after the completion of the Company's Initial Business Combination or earlier upon redemption or liquidation. Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole and not in part at a price of $0.01 per Warrant upon a minimum of 30 days' prior written notice of redemption, if and only if the last sale price of the Company's Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sent the notice of redemption to the Warrant holders.

Note 3 — Initial Public Offering

Pursuant to the Initial Public Offering, the Company sold 30,015,000 Units at a purchase price of $10.00 per Unit, which includes the full exercise by the underwriters of their over-allotment option in the amount of 3,915,000 Units at $10.00 per Unit. Each Unit consists of one share of the Company's Class A common stock, $0.0001 par value, and one-half of one redeemable warrant (each, a "Warrant" and, collectively, the "Warrants"). Each whole Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share. No fractional warrants will be issued upon separation of the Units and only whole Warrants will trade. Each Warrant will become exercisable on the later of 30 days after the completion of the Company's Initial Business Combination or 12 months from the closing of the Initial Public Offering, and will expire five years after the completion of the Company's Initial Business Combination or earlier upon redemption or liquidation. Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole and not in part at a price of $0.01 per Warrant upon a minimum of 30 days' prior written notice of redemption, if and only if the last sale price of the Company's Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sent the notice of redemption to the Warrant holders.